Financial Instruments - Noncurrent marketable debt securities by contractual maturity (Details)	Jun. 30, 2024 USD ($)
Financial Instruments
Due within one year	$ 129,607,093
Due after 1 year through 5 years	59,287,344
Total fair value	$ 188,894,437